Acquisitions (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012 item
Acquisitions
Number of business combination agreements	2
Cash paid for water facilities	$ 14,000
Three separate acquisitions
Acquisitions
Number of business combination agreements		3
Cash paid for water facilities		6,400
Long-term debt assumed		$ 600